SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in AOCI, including the Amounts Reclassified to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in AOCI, including the amounts reclassified to income
Balance	$ 45,226	$ 51,383
Balance	36,499	45,226
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	49,007	50,913
Balance	48,116	49,007
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized loss on foreign currency translation	$ (891)	$ (1,906)